NOTES PAYABLE (Details Narrative)					1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 20, 2023 $ / shares	Aug. 01, 2022	May 27, 2022 USD ($)	Jan. 28, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Oct. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($)	Dec. 31, 2022 $ / shares	Oct. 17, 2022 $ / shares	Apr. 28, 2022 $ / shares	Sep. 30, 2021 $ / shares	Sep. 14, 2021 USD ($) $ / shares
Debt Instrument [Line Items]
Notes Payable, Current									$ 3,661,885			$ 5,428,936	$ 3,661,885
Imputed interest																		$ 76,230
Notes payable							1,032,512			1,032,512		2,920,000
Interest expense							$ 94,357	$ 478,934	38,115	746,930	$ 560,813	1,661,981
Gross proceeds											4,420,000	4,820,000
Debt issuance cost											505,000	$ 575,438
Share price | $ / shares																		$ 0.70
Equity fair value					$ 114,883
Expected term												5 years
Volatility												98.00%
Risk free interest rate												3.75%
Exercise price | $ / shares												$ 0.01
Imputed interest.									38,115		57,920	$ 89,237
Issuance of commitment shares										$ 1,125,001
Issuance, prefunded warrant | shares							3,419,451			3,419,451
Bridge Loan [Member]
Debt Instrument [Line Items]
Notes Payable, Current												265,719
Interest expense							59,574			174,281		51,040
Gross proceeds					444,000
Net proceeds					$ 329,562
Interest percentage					10.00%
Debt issuance cost					$ 70,438
Original issue discount					$ 44,000
Original issue discount, description					equal to 100% of the original principal amount of the Notes
Share price | $ / shares					$ 0.01
Warrant, exercise price | $ / shares					$ 0.01
Issuance, prefunded warrant | shares					400,000
Debt amount, repaid					$ 440,000
Warrant [Member]
Debt Instrument [Line Items]
Equity fair value						$ 994,091
Common Stock [Member]
Debt Instrument [Line Items]
Shares issued price per share | $ / shares	$ 2.00													$ 1.00
Debt instrument, term	5 years
Share price | $ / shares	$ 3.30															$ 0.29
Issuance of commitment shares										38
Investors [Member]
Debt Instrument [Line Items]
Notes Payable, Current												4,137,720
Notes payable consideration				$ 4,500,000
Gross proceeds				4,420,000
Net proceeds				80,000
Debt instrument, outstanding amount				$ 4,500,000
Issued warrants to purchase, rate				50.00%
Debt instrument, collateral | shares				4,500,000
Shares issued price per share | $ / shares				$ 0.29											$ 0.29
Debt instrument, fair value				$ 1,322,933
Interest percentage				8.00%
Share price | $ / shares																	$ 1.00
Debt converted, shares | shares				5,038,902
Debt converted, value				$ 5,164,875
Investors [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Notes payable							0			0		265,719
IPO [Member]
Debt Instrument [Line Items]
Imputed interest							7,015			7,015
Commitment value							$ 1,125,000			$ 1,125,000		1,125,000
Share price | $ / shares							$ 3.00			$ 3.00
Warrant, exercise price | $ / shares							$ 2.05			$ 2.05
IPO [Member] | Investors [Member]
Debt Instrument [Line Items]
Notes payable							$ 0			$ 0		4,137,720
Interest expense							144,375	464,773		675,405	480,265	1,136,811
Debt instrument, outstanding amount				$ 4,500,000
Shares issued price per share | $ / shares				$ 3.00
Debt instrument, fair value				$ 994,091
Conversion price, description				i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of common stock on the trading day following the date of the IPO multiplied by the discount of 50%
Commitment value				$ 9,000,000
Prepayment amount percentage				125.00%
Number of shares issued, value				$ 1,125,000
Notes principal balance, rate				25.00%
Cash payment percentage				50.00%
Debt instrument, term				3 years
Debt issuance cost				$ 505,000
Number of shares issued | shares				375,000
Debt instrument, periodic payment principal				$ 4,500,000
Debt instrument, payment interest				$ 664,875
Issuance of conversion, shares | shares				5,038,902
Issuance of conversion, value				$ 5,164,875
Conversion, per share | $ / shares				$ 2.05
Issuance of commitment shares				$ 375,000
Accrued interest payable							144,375	90,000		313,125	93,000
IPO [Member] | Investors [Member] | Measurement Input, Option Volatility [Member]
Debt Instrument [Line Items]
Debt instrument, easurement input				92
IPO [Member] | Investors [Member] | Measurement Input, Exercise Price [Member]
Debt Instrument [Line Items]
Debt instrument, easurement input				50
IPO [Member] | Investors [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrant exercisable, rate				0.50		0.50
IPO [Member] | Investors [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion price, description				i) the IPO price multiplied by the discount of 50% or ii) the opening price of the common stock on the trading day following the date of the IPO multiplied by the discount of 50%
Warrants				$ 4,500,000
Maximum [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Interest percentage					15.00%
Maximum [Member] | Investors [Member]
Debt Instrument [Line Items]
Interest percentage		15.00%
Interest percentage increases		15.00%
Maximum [Member] | IPO [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Interest percentage					8.00%
Maximum [Member] | IPO [Member] | Investors [Member]
Debt Instrument [Line Items]
Warrants				$ 2,250,000
South Salinas Project [Member]
Debt Instrument [Line Items]
Business acquisition percentage																		82.75%
Related Party [Member]
Debt Instrument [Line Items]
Notes Payable, Current									3,661,885			1,025,497	3,661,885
Imputed interest									38,115			7,015	38,115
Notes payable							1,032,512		$ 0	1,032,512		2,920,000	0
Interest expense							$ 0	$ 15,215		7,015	$ 80,136	$ 120,337	$ 38,115
Imputed interest.
Trio LLC [Member]
Debt Instrument [Line Items]
Share price | $ / shares																		$ 0.70
Trio LLC [Member] | IPO [Member]
Debt Instrument [Line Items]
Final payment			$ 1,032,512
Trio LLC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Final payment			780,000
Trio LLC [Member] | Maximum [Member]
Debt Instrument [Line Items]
Final payment			1,032,512
Trio LLC [Member] | South Salinas Project [Member]
Debt Instrument [Line Items]
Business acquisition percentage																		82.75%
Trio LLC [Member] | South Salinas Project [Member] | Maximum [Member]
Debt Instrument [Line Items]
Business acquisition percentage																		85.75%
Trio LLC [Member] | Related Party [Member] | IPO [Member]
Debt Instrument [Line Items]
Final payment			1,032,512
Trio LLC [Member] | Related Party [Member] | Minimum [Member]
Debt Instrument [Line Items]
Final payment			780,000
Trio LLC [Member] | Related Party [Member] | Maximum [Member]
Debt Instrument [Line Items]
Final payment			$ 1,032,512
Purchase And Sale Agreement [Member] | Trio LLC [Member] | South Salinas Project [Member]
Debt Instrument [Line Items]
Business acquisition percentage																		82.75%
Purchase And Sale Agreement [Member] | Trio LLC [Member] | Related Party [Member] | South Salinas Project [Member]
Debt Instrument [Line Items]
Business acquisition percentage																		82.75%